Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin New York Tax-Free Income Fund
Entity Central Index Key	0000703112
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FNYQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin New York Tax-Free Income Fund returned 2.78%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	2.78	-0.14	1.42
Class A (with sales charge)	-1.08	-0.90	1.04
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,853,227,210
Holdings Count | $ / shares	446	[1]
Advisory Fees Paid, Amount	$ 12,779,890
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
[1]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FNYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin New York Tax-Free Income Fund returned 2.83%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	2.83	-0.01	1.52
Class A1 (with sales charge)	-1.02	-0.77	1.13
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,853,227,210
Holdings Count | $ / shares	446	[2]
Advisory Fees Paid, Amount	$ 12,779,890
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	1.18%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin New York Tax-Free Income Fund returned 2.26%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.26	-0.54	0.97
Class C (with sales charge)	1.27	-0.54	0.97
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,853,227,210
Holdings Count | $ / shares	446	[3]
Advisory Fees Paid, Amount	$ 12,779,890
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin New York Tax-Free Income Fund returned 3.07%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.07	0.15	1.63
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,853,227,210
Holdings Count | $ / shares	446	[4]
Advisory Fees Paid, Amount	$ 12,779,890
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New York Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin New York Tax-Free Income Fund returned 2.93%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 2.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in BBB rated bonds
↑	Overweight to BBB rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in AA rated bonds
↓	Underweight to municipal bonds with five years to maturity

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	2.93	0.10	1.62
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg New York Municipal Bond Index	2.83	0.66	2.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,853,227,210
Holdings Count | $ / shares	446	[5]
Advisory Fees Paid, Amount	$ 12,779,890
Investment Company Portfolio Turnover	19.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$2,853,227,210
Total Number of Portfolio Holdings*	446
Total Management Fee Paid	$12,779,890
Portfolio Turnover Rate	19.14%
[5]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.